Derivative Financial Instruments (Details - Non-hedge accounting) (Not Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable Accrued Expenses And Other Liabilities [Member] | Written Options Gmib Liability [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	$ 1,333	$ 903
Other Assets [Member] | Purchased Options Gmib Asset [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	712	480
Other Assets [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	33
Guaranteed Minimum Income Benefits Fair Value Gain Loss [Member] | Written Options Gmib Liability [Member]
Derivative [Line Items]
Derivative Gain Loss	504	112
Guaranteed Minimum Income Benefits Fair Value Gain Loss [Member] | Purchased Options Gmib Asset [Member]
Derivative [Line Items]
Derivative Gain Loss	(270)	(57)
Other Revenue [Member] | Guaranteed Minimum Income Benefits Equity Futures [Member]
Derivative [Line Items]
Derivative Gain Loss	4
Other Revenue [Member] | Guaranteed Minimum Death Benefits Equity Futures [Member]
Derivative [Line Items]
Derivative Gain Loss	(45)	(157)
Other Revenue [Member] | Interest Rate Futures Growth Interest [Member]
Derivative [Line Items]
Derivative Gain Loss	(2)
Other Revenue [Member] | Guaranteed Minimum Income Benefits [Member]
Derivative [Line Items]
Derivative Gain Loss	6
Other Revenue [Member] | Guaranteed Minimum Death Benefits [Member]
Derivative [Line Items]
Derivative Gain Loss	31
Other Revenue [Member] | Interest Rate Swap Growth Interest [Member]
Derivative [Line Items]
Derivative Gain Loss	39
Notional [Member] | Written Options Gmib Liability [Member]
Derivative [Line Items]
Notional Amount of Derivatives	1,244	1,134
Notional [Member] | Purchased Options Gmib Asset [Member]
Derivative [Line Items]
Notional Amount of Derivatives	684	624
Notional [Member] | Equity Futures Contract [Member]
Derivative [Line Items]
Notional Amount of Derivatives	994	878
Notional [Member] | Treasury Interest Rate Futures Growth Interest [Member]
Derivative [Line Items]
Notional Amount of Derivatives	29
Notional [Member] | Eurodollar Interest Rate Futures Growth Interest [Member]
Derivative [Line Items]
Notional Amount of Derivatives	598
Notional [Member] | Interest Rate Swap Growth Interest [Member]
Derivative [Line Items]
Notional Amount of Derivatives	$ 240